Note 10 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	December 31,
	201 6	201 5
Deferred tax assets:
Net operating loss carryforwards	$3,550	$3,395
Research credit carryforwards	235	236
Accrued expenses	188	—
Stock-based compensation	420	148
Other	79	32
Total deferred tax assets	4,472	3,811
Valuation allowance	(4,472)	(3,811)
Net deferred tax asset	$—	$—

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Year Ended December 31,
	2016	2015
Statutory rate	34.0%	34.0%
Permanent differences	(4.0)	(10.3)
State tax rate true-up	0.6	5.3
Valuation allowance	(30.7)	(29.0)
Other	(0.1)	(0.1)
State and local income taxes	—	0.1
Effective rate	0.0%	0.0%

Summary of Operating Loss and Tax Credit Carryforwards [Table Text Block]
	Amount (In thousands)	Expiration Years
Net operating losses—federal	$10,441	Beginning 2031
Tax credits—federal	235	Beginning 2041